Revenues (Tables)	6 Months Ended
Jun. 30, 2023
Revenues [Abstract]
Schedule of Disaggregated Revenue by Geographical Areas
	Six months ended June 30,
	2023	2022
	(Unaudited)	(Unaudited)
America	$77,223	$63,406
EMEA	52,141	42,616
APAC	18,554	18,936
Total	$147,918	$124,958

Schedule of Contract Liabilities from Contracts with Customers	The following table provides information about accounts receivable, contract assets, and contract liabilities from contracts with customers:
	June 30, 2023	December 31, 2022
	(Unaudited)
Contract liabilities, current	$158,942	$152,709
Contract liabilities, non-current	47,469	42,173